Segment information	6 Months Ended
Jun. 30, 2022
Segment information
Segment information

3. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and impairment, and other financial items (gain (loss) on debt extinguishment, gain (loss) on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs, interest income from advances to joint ventures and interest expense related to the outstanding balances on the $85 million revolving credit facility and the $385 million facility are included in “Other.”

For the three and six months ended June 30, 2022 and 2021, Majority held FSRUs includes the financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and the Höegh Grace.

For the three and six months ended June 30, 2022 and 2021, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated financial statements and ii) internal interest income and interest expense between the Partnership's subsidiaries that eliminate in consolidation are not included in the segment columns for the other financial income (expense), net line. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and six months ended June 30, 2022 and 2021.

	Three months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$36,941	11,077	—	48,018	(11,077)	(1)	$36,941
Total revenues	36,941	11,077	—	48,018			36,941
Operating expenses	(9,243)	(2,948)	(4,797)	(16,988)	2,948	(1)	(14,040)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,520	(1)	4,520
Segment EBITDA	27,698	8,129	(4,797)	31,030
Depreciation and amortization	(5,134)	(2,489)	—	(7,623)	2,489	(1)	(5,134)
Operating income (loss)	22,564	5,640	(4,797)	23,407			22,287
Gain (loss) on derivative instruments	—	837	—	837	(837)	(1)	—
Other financial income (expense), net	(1,976)	(1,957)	(3,837)	(7,770)	1,957	(1)	(5,813)
Income (loss) before tax	20,588	4,520	(8,634)	16,474			16,474
Income tax expense	(3,416)	—	—	(3,416)	—		(3,416)
Net income (loss)	$17,172	4,520	(8,634)	13,058	—		$13,058
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$17,172	4,520	(8,634)	13,058	(3,877)	(2)	$9,181
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Three months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$34,696	10,285	—	44,981	(10,285)	(1)	$34,696
Total revenues	34,696	10,285	—	44,981			34,696
Operating expenses	(7,272)	(1,804)	(1,621)	(10,697)	1,804	(1)	(8,893)
Equity in earnings (losses) of joint ventures	—	—	—	—	3,267	(1)	3,267
Segment EBITDA	27,424	8,481	(1,621)	34,284
Depreciation and amortization	(5,012)	(2,489)	—	(7,501)	2,489	(1)	(5,012)
Operating income (loss)	22,412	5,992	(1,621)	26,783			24,058
Gain (loss) on derivative instruments	—	34	—	34	(34)	(1)	—
Other financial income (expense), net	(6,090)	(2,759)	(4,105)	(12,954)	2,759	(1)	(10,195)
Income (loss) before tax	16,322	3,267	(5,726)	13,863			13,863
Income tax expense	(11,225)	—	—	(11,225)	—		(11,225)
Net income (loss)	$5,097	3,267	(5,726)	2,638	—		$2,638
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$5,097	3,267	(5,726)	2,638	(3,877)	(2)	$(1,239)
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Six months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$72,251	21,711	—	93,962	(21,711)	(1)	$72,251
Total revenues	72,251	21,711	—	93,962			72,251
Operating expenses	(16,426)	(5,190)	(7,961)	(29,577)	5,190	(1)	$(24,387)
Equity in earnings (losses) of joint ventures	—	—	—	—	13,154	(1)	13,154
Segment EBITDA	55,825	16,521	(7,961)	64,385
Depreciation and amortization	(10,245)	(4,979)	—	(15,224)	4,979	(1)	(10,245)
Operating income (loss)	45,580	11,542	(7,961)	49,161			50,773
Gain (loss) on derivative instruments	—	5,717	—	5,717	(5,717)	(1)	—
Other financial income (expense), net	(3,700)	(4,105)	(7,620)	(15,425)	4,105	(1)	(11,320)
Income (loss) before tax	41,880	13,154	(15,581)	39,453			39,453
Income tax expense	(6,234)	—	—	(6,234)	—		(6,234)
Net income (loss)	$35,646	13,154	(15,581)	33,219	—		$33,219
Preferred unitholders’ interest in net income	—	—	—	—	7,754	(2)	7,754
Limited partners’ interest in net income (loss)	$35,646	13,154	(15,581)	33,219	(7,754)	(2)	$25,465
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Six months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$69,472	20,744	—	90,216	(20,744)	(1)	$69,472
Total revenues	69,472	20,744	—	90,216			69,472
Operating expenses	(14,257)	(3,675)	(3,543)	(21,475)	3,675	(1)	(17,800)
Equity in earnings (losses) of joint ventures	—	—	—	—	14,341	(1)	14,341
Segment EBITDA	55,215	17,069	(3,543)	68,741
Depreciation and amortization	(10,223)	(4,980)	—	(15,203)	4,980	(1)	(10,223)
Operating income (loss)	44,992	12,089	(3,543)	53,538			55,790
Gain (loss) on derivative instruments	—	7,707	—	7,707	(7,707)	(1)	—
Other financial income (expense), net	(8,204)	(5,455)	(8,169)	(21,828)	5,455	(1)	(16,373)
Income (loss) before tax	36,788	14,341	(11,712)	39,417			39,417
Income tax expense	(12,939)	—	—	(12,939)	—		(12,939)
Net income (loss)	$23,849	14,341	(11,712)	26,478	—		$26,478
Preferred unitholders’ interest in net income	—	—	—	—	7,754	(2)	7,754
Limited partners’ interest in net income (loss)	$23,849	14,341	(11,712)	26,478	(7,754)	(2)	$18,724
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	As of June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$592,056	229,019	—	821,075	(229,019)	(1)	$592,056
Net investment in financing lease	266,635	—	—	266,635	—		266,635
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	10,202	10,202	—		10,202
Total assets	985,423	262,319	31,413	1,279,155	(262,319)	(1)	1,016,836
Accumulated earnings of joint ventures	—	—	50	50	54,134	(1)	54,184
Principal repayment financing lease	2,653	—	—	2,653	—		2,653
Amortization of above market contract	$1,366	—	—	1,366	—		$1,366
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings (losses) of joint ventures.

	As of December 31, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$602,289	232,308	—	834,597	(232,308)	(1)	$602,289
Net investment in financing lease	269,288	—	—	269,288	—		269,288
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,511	7,511	—		7,511
Total assets	975,286	266,336	28,722	1,270,344	(266,336)	(1)	1,004,008
Accumulated earnings of joint ventures	—	—	50	50	35,658	(1)	35,708
Expenditures for drydocking	3,062	6	—	3,068	(6)	(2)	3,062
Principal repayment financing lease	4,969	—	—	4,969	—		4,969
Amortization of above market contract	$2,755	—	—	2,755	—		$2,755
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ drydocking to reflect the consolidated expenditures of the Partnership.